COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($) MW MBbls
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 19,116
Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,064
Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	16,275
Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,208
Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	569
Less than 1 Year
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,824
Less than 1 Year | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	131
Less than 1 Year | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,058
Less than 1 Year | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	523
Less than 1 Year | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	112
1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,773
1 - 3 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	217
1 - 3 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,262
1 - 3 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	149
1 - 3 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	145
3 – 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	3,000
3 – 5 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	174
3 – 5 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,708
3 – 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	43
3 – 5 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	75
After 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	11,519
After 5 Years | Leases
Disclosure of contingent liabilities [line items]
Total contractual obligations	542
After 5 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	10,247
After 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	493
After 5 Years | Other
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 237
Minimum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Minimum | Natural Gas | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	35
Minimum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Maximum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	9 years
Maximum | Natural Gas | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	175
Maximum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	24 years
Maximum | Electrical Power | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Daily power required (mw) | MW	80